Financial Instruments - Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Financial Instruments - Fair Value Measurements [Abstract]
Financial Instruments - Fair Value Measurements
32	Financial Instruments - Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability as against assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk.

The carrying value of financial instruments not carried at fair value by categories are as below:

As at	December 31, 2023	March 31, 2023
Financial assets
Cash and cash equivalents	$6,281,374	$3,853,281
Accounts receivable	290,871	255,175
Receivable from government authorities	4,232,229	4,211,143
Long term investments	319,401	254,032
Other financial assets	965,318	887,440
Total assets	12,089,193	9,461,071
Financial liabilities
Accounts payable	$14,179,685	$6,547,978
Debt	4,418,400	5,509,948
Other financial liabilities	1,516,260	1,349,393
Total liabilities	20,114,345	13,407,319

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$656,885	$-	$656,885	$-
Liabilities:
Preferred stock warrant liability	$-	$-	$-	$-
Convertible promissory note	-	-	-	-
Senior subordinated convertible promissory note	-	-	-	-
Unsecured Convertible Note	10,167,194	-	-	10,167,194

	March 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$923,176	$-	$923,176	$-
Liabilities:
Preferred stock warrant liability	$1,190,691	$-	$-	$1,190,691
Convertible promissory note	10,944,727	-	-	10,944,727
Senior subordinated convertible promissory note	17,422,132	-	-	17,422,132
Derivative financial instrument	14,373,856	-	-	14,373,856

Level 2: The fair value of Assets held for sale not traded in an active market is determined using the quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly considering all the relevant factors of assets.

The Company’s recurring Level 3 financial instruments within the Company’s fair value hierarchy as of December 31, 2023 consist of Company’s unsecured convertible note and as of March 31, 2023 consist of Company’s convertible promissory note, senior subordinated convertible promissory note, preferred stock warrant liability and derivative financial instrument.

The fair value of the warrant liability is estimated using a Monte Carlo simulation model as the series and number of shares issued upon exercise is contingent upon the outcome of multiple discrete scenarios. The fair value of the underlying shares used within the Monte Carlo simulation model was estimated using an option pricing model to estimate the allocation of value to the various classes of securities of the Company. The significant unobservable inputs into the valuation model include the expected warrant term, the fully diluted stock value, and volatility. A significant increase (decrease) in any of the unobservable inputs in isolation would result in a material increase (decrease) in the Company’s estimate of fair value of the derivative financial instrument.

Warrant

The Company used the following assumptions for the valuation of warrant liability and derivative financial instrument in the model:

Warrant

The Company used the following assumptions for the valuation of warrant liability and derivative financial instrument in the model:

	December 28, 2023	March 31, 2023

Remaining term (years)	5.0	5.2
Volatility1	55%	53%
Risk-free rate2	3.80%	3.60%
Estimated exercise price	$3.0	$0.23-5
Fair value per share	$3.7	$10.7

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

Unsecured convertible notes

The Company measures its notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of unsecured convertible note related to updated assumptions and estimates were recognized as change in fair value of unsecured convertible note within the Condensed Consolidated Statements of Operations and Comprehensive Loss.

The Company used the following assumptions in the model for the valuation of the Atalaya note issued on December 28, 2023:

Unsecured convertible note

Remaining term (years)	5.00
Volatility[1]	35% - 45%
Risk-free rate[2]	4.6% - 5.2%
Conversion price	$10.00
Fair value per share	$3.70

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

The changes in the fair value are summarized below:

	Preferred stock warrant liability	Convertible promissory note	Senior subordinated convertible promissory note	Unsecured convertible note	Derivative financial instrument
Balance as of April 01, 2022	$1,610,938	$-	$-	$-	$-
Change in fair value of convertible preferred stock warrant	-
Balance as of June 30, 2022	1,610,938	-	-	-	-
Change in fair value of convertible preferred stock warrant	630,366	-	-	-	-
Balance as of September 30, 2022	2,241,304	-	-	-	-
Change in fair value of convertible preferred stock warrant	210,124	-	-	-	-
Issue of convertible promissory note	-	10,000,000
Change in fair value of convertible promissory note	-	308,832
Balance as of December 31, 2022	2,451,428	10,308,832	-	-	-

Balance as of April 01, 2023	1,190,691	10,944,727	17,422,132	-	14,373,856
Issue of senior subordinated convertible promissory note and warrants	-	-	8,655,330	-	-
Change in fair value of convertible preferred stock warrant	(245,143)	-	-	-	-
Change in fair value of convertible promissory note	-	420,022	-	-	-
Change in fair value of SSCPN	-	-	10,519,247	-	-
Note issue expenses			-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	9,222,809
Balance as of June 30, 2023	945,548	11,364,749	36,596,709	-	23,596,665
Issue of senior subordinated convertible promissory note and warrants	-	-	4,519,696	-	-
Change in fair value of convertible preferred stock warrant	(175,102)	-	-	-	-
Change in fair value of convertible promissory note	-	575,434	-	-	-
Change in fair value of SSCPN	-	-	6,141,965	-	-
Note issue expenses	-	-	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	813,566
Balance as of September 30, 2023	770,446	11,940,183	47,258,370	-	24,410,231
Issue of unsecured convertible note at discount	-	-	-	8,434,605	-
Issue of senior subordinated convertible promissory note and warrants	-	-	(20,110,058)	-	-
Change in fair value of convertible preferred stock warrant	5,704,739	-	-	-	-
Change in fair value of convertible promissory note	-	(7,986,326)	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	(6,571,082)
Conversion to Common Stock	-	(3,953,857)	(27,148,312)	-	-
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(6,475,185)	-	-	-	(17,839,149)
Change in fair value of unsecured convertible note	-	-	-	1,732,589	-
Balance as of December 31, 2023	-	-	-	10,167,194	-

During the three and nine months ended December 31, 2022 and December 31, 2023, there were no non-recurring fair value measure of assets or liabilities subsequent to initial recognition.

31	Financial Instruments — Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability as against assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk.

The carrying value of financial instruments not carried at fair value by categories are as below:

As at	March 31, 2023	March 31, 2022
Financial assets
Cash and cash equivalents	$3,853,281	$26,783,791
Accounts receivable	255,175	204,198
Receivable from government authorities	4,211,143	4,649,100
Long term investments	254,032	399,806
Other financial assets	887,440	1,214,925
Total assets	9,461,071	33,251,819
Financial liabilities
Accounts payable	$6,547,978	$6,318,686
Debt	5,509,948	12,248,554
Other financial liabilities	1,349,393	1,618,840
Total liabilities	13,407,319	20,186,080

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	March 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$923,176	$—	$923,176	$—
Liabilities:
Preferred stock warrant liability	$1,190,691	$—	$—	$1,190,691
Convertible promissory note	10,944,727	—	—	10,944,727
Senior subordinated convertible promissory note	17,422,132	—	—	17,422,132
Derivative financial instrument	14,373,856	—	—	14,373,856

	March 31, 2022
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$4,298,419	$—	$4,298,419	$—
Liabilities:
Preferred stock warrant liability	$1,610,938	$—	$—	$1,610,938

Level 2: The fair value of Assets held for sale not traded in an active market is determined using the quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly considering all the relevant factors of assets.

The Company’s recurring Level 3 financial instruments within the Company’s fair value hierarchy as of March 31, 2023 consist of Company’s convertible promissory note, senior subordinated convertible promissory note, preferred stock warrant liability and derivative financial instrument (as of March 31, 2022 — Company’s preferred stock warrant liability).

The fair value of the warrant liability is estimated using a Monte Carlo simulation model as the series and number of shares issued upon exercise is contingent upon the outcome of multiple discrete scenarios. The fair value of the underlying shares used within the Monte Carlo simulation model was estimated using an option pricing model to estimate the allocation of value to the various classes of securities of the Company. The significant unobservable inputs into the valuation model include the expected warrant term, the fully-diluted stock value, and volatility. A significant increase (decrease) in any of the unobservable inputs in isolation would result in a material increase (decrease) in the Company’s estimate of fair value of the derivative financial instrument.

Warrant

The Company used the following assumptions for preferred stock warrant liability and derivative financial instrument in the model:

	March 31, 2023	March 31, 2022
Remaining term (years)	5.21	5.92
Volatility(1)	53%	55%
Risk-free rate(2)	3.60%	2.40%
Estimated exercise price	$0.23 – 5	$2.5 – 3.5
Calculated fair value per share	$10.7	$1.8

(1)	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.

(2)	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

Convertible promissory notes

The Company measures its notes and SSCPN at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the convertible promissory notes and securities related to updated assumptions and estimates were recognized as change in fair value of convertible promissory note within the consolidated statements of operations and comprehensive loss. Changes in the fair value of senior subordinated convertible promissory note and securities related to updated assumptions and estimates were recognized as change in fair value of senior subordinated convertible promissory note within the consolidated statements of operations and comprehensive loss.

The Company used the following assumptions for the year ended March 31, 2023 in the model for valuation of:

	Convertible promissory note	Senior subordinated convertible promissory note
Remaining term (years)	0.21	0.21
Volatility(1)	34%	34%
Risk-free rate(2)	4.80%	4.80%
Estimated conversion price	$10	$5
Calculated fair value per share	$10.7	$10.7

(1)	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.

(2)	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

The changes in the fair value are summarized below:

	Preferred stock warrant liability	Convertible promissory note	Senior subordinated convertible promissory note	Derivative financial instrument
Balance as of March 31, 2021	$494,807	$—	$—	$—
Issue of convertible preferred stock warrant	660,866	—	—	—
Change in fair value of convertible preferred stock warrant	455,265	—	—	—
Balance as of March 31, 2022	1,610,938	—	—	—
Issue of convertible promissory note	$—	10,000,000	$—	$—
Issue of senior subordinated convertible promissory note and warrants	—	—	8,109,954	—
Change in fair value of convertible preferred stock warrant	(420,245)	—	—	—
Change in fair value of convertible promissory note	—	944,727	—	—
Change in fair value of SSCPN	—	—	9,312,177	—
Change in fair value of derivative financial instrument	—	—	—	14,373,856
Balance as of March 31, 2023	1,190,691	10,944,727	17,422,131	14,373,856

During the year ended March 31, 2023 and March 31, 2022, there were no non-recurring fair value measure of assets or liabilities subsequent to initial recognition.